UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2010



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INCOME STOCK FUND
OCTOBER 31, 2010

                                                                      (Form N-Q)

48452-1210                                  (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME STOCK FUND
October 31, 2010 (unaudited)

                                                                                              MARKET
 NUMBER                                                                                        VALUE
 OF SHARES   SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             COMMON STOCKS (96.8%)

             CONSUMER DISCRETIONARY (7.0%)
             -----------------------------
             ADVERTISING (0.0%)
     7,600   Lamar Advertising Co. "A" *(a)                                               $      258
                                                                                          ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
    10,100   Columbia Sportswear Co.                                                             528
                                                                                          ----------
             APPAREL RETAIL (1.2%)
    23,200   Foot Locker, Inc.                                                                   370
   365,167   TJX Companies, Inc.                                                              16,757
                                                                                          ----------
                                                                                              17,127
                                                                                          ----------
             AUTO PARTS & EQUIPMENT (0.0%)
       200   Autoliv, Inc.                                                                        14
                                                                                          ----------
             BROADCASTING (0.1%)
   110,200   CBS Corp. "B"                                                                     1,866
                                                                                          ----------
             CABLE & SATELLITE (2.1%)
    11,100   Cablevision Systems Corp. "A"                                                       297
   222,500   Comcast Corp. "A"                                                                 4,579
 1,093,100   Comcast Corp. "A"                                                                21,130
    38,500   DISH Network Corp. "A"                                                              765
     9,000   Liberty Global, Inc. "A" *(a)                                                       340
    18,300   Time Warner Cable, Inc.                                                           1,059
    57,500   Virgin Media, Inc.                                                                1,462
                                                                                          ----------
                                                                                              29,632
                                                                                          ----------
             CASINOS & GAMING (0.7%)
   648,700   International Game Technology                                                    10,113
                                                                                          ----------
             CATALOG RETAIL (0.1%)
   105,500   Liberty Media Corp. - Interactive "A" *                                           1,557
                                                                                          ----------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
    28,400   RadioShack Corp.                                                                    572
    28,100   Rent-A-Center, Inc.                                                                 706
                                                                                          ----------
                                                                                               1,278
                                                                                          ----------
             CONSUMER ELECTRONICS (0.1%)
    24,600   Garmin Ltd. (a)                                                                     808
                                                                                          ----------
             DEPARTMENT STORES (0.1%)
    28,900   Macy's, Inc.                                                                        683
    12,700   Sears Holdings Corp. *(a)                                                           914
                                                                                          ----------
                                                                                               1,597
                                                                                          ----------
             DISTRIBUTORS (0.7%)
   203,100   Genuine Parts Co.                                                                 9,720
                                                                                          ----------
             HOME IMPROVEMENT RETAIL (0.1%)
    22,400   Home Depot, Inc.                                                                    692
                                                                                          ----------

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1  | USAA Income Stock Fund

================================================================================

                                                                                              MARKET
 NUMBER                                                                                        VALUE
 OF SHARES   SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             HOTELS, RESORTS, & CRUISE LINES (0.1%)
    25,900   Wyndham Worldwide Corp.                                                      $      745
                                                                                          ----------
             HOUSEHOLD APPLIANCES (0.1%)
    14,497   Stanley Black & Decker, Inc.                                                        898
       300   Whirlpool Corp.                                                                      23
                                                                                          ----------
                                                                                                 921
                                                                                          ----------
             HOUSEWARES & SPECIALTIES (0.2%)
    10,600   Fortune Brands, Inc.                                                                573
    23,700   Jarden Corp.                                                                        760
    43,400   Newell Rubbermaid, Inc.                                                             766
                                                                                          ----------
                                                                                               2,099
                                                                                          ----------
             MOVIES & ENTERTAINMENT (0.6%)
     3,900   Cinemark Holdings, Inc.                                                              68
    22,400   Liberty Media Corp. - Capital "A" *                                               1,289
   132,700   News Corp. "A"                                                                    1,919
    19,900   Time Warner, Inc.                                                                   647
   121,100   Walt Disney Co.                                                                   4,373
                                                                                          ----------
                                                                                               8,296
                                                                                          ----------
             PUBLISHING (0.0%)
     4,900   Gannett Co., Inc.                                                                    58
       946   Washington Post Co. "B" (a)                                                         381
                                                                                          ----------
                                                                                                 439
                                                                                          ----------
             RESTAURANTS (0.2%)
    35,700   McDonald's Corp.                                                                  2,776
                                                                                          ----------
             SPECIALIZED CONSUMER SERVICES (0.0%)
    56,200   Service Corp. International                                                         465
                                                                                          ----------
             SPECIALTY STORES (0.5%)
   377,250   Staples, Inc.                                                                     7,722
                                                                                          ----------
             Total Consumer Discretionary                                                     98,653
                                                                                          ----------

             CONSUMER STAPLES (5.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
    40,100   Archer-Daniels-Midland Co.                                                        1,336
     7,400   Bunge Ltd. (a)                                                                      445
                                                                                          ----------
                                                                                               1,781
                                                                                          ----------
             DRUG RETAIL (0.5%)
    38,700   CVS Caremark Corp.                                                                1,166
   160,100   Walgreen Co.                                                                      5,424
                                                                                          ----------
                                                                                               6,590
                                                                                          ----------
             FOOD RETAIL (0.3%)
    65,900   Kroger Co.                                                                        1,450
    61,500   Safeway, Inc.                                                                     1,408
   111,642   SUPERVALU, Inc.                                                                   1,205
                                                                                          ----------
                                                                                               4,063
                                                                                          ----------
             HOUSEHOLD PRODUCTS (1.6%)
   157,950   Colgate-Palmolive Co.                                                            12,181
     4,200   Energizer Holdings, Inc. *                                                          314
    11,500   Kimberly-Clark Corp.                                                                729
   140,700   Procter & Gamble Co.                                                              8,944
                                                                                          ----------
                                                                                              22,168
                                                                                          ----------
             HYPERMARKETS & SUPER CENTERS (1.0%)
     6,000   BJ's Wholesale Club, Inc. *                                                         250

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                              MARKET
 NUMBER                                                                                        VALUE
 OF SHARES   SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
   255,100   Wal-Mart Stores, Inc.                                                        $   13,819
                                                                                          ----------
                                                                                              14,069
                                                                                          ----------
             PACKAGED FOODS & MEAT (0.4%)
    36,300   Dean Foods Co. *                                                                    378
    10,000   Del Monte Foods Co.                                                                 143
    30,900   General Mills, Inc.                                                               1,160
     1,400   Hormel Foods Corp.                                                                   64
   101,579   Kraft Foods, Inc. "A"                                                             3,278
    12,600   Smithfield Foods, Inc. *                                                            211
    46,300   Tyson Foods, Inc. "A"                                                               720
                                                                                          ----------
                                                                                               5,954
                                                                                          ----------
             SOFT DRINKS (1.1%)
   146,800   Coca-Cola Co.                                                                     9,002
   109,500   PepsiCo, Inc.                                                                     7,150
                                                                                          ----------
                                                                                              16,152
                                                                                          ----------
             TOBACCO (0.8%)
   128,700   Altria Group, Inc.                                                                3,271
    21,700   Lorillard, Inc.                                                                   1,852
   108,900   Philip Morris International, Inc.                                                 6,371
                                                                                          ----------
                                                                                              11,494
                                                                                          ----------
             Total Consumer Staples                                                           82,271
                                                                                          ----------

             ENERGY (11.4%)
             --------------
             COAL & CONSUMABLE FUELS (0.1%)
    15,700   Peabody Energy Corp.                                                                830
                                                                                          ----------
             INTEGRATED OIL & GAS (7.1%)
   131,801   Chevron Corp.                                                                    10,888
   456,714   ConocoPhillips                                                                   27,129
   674,955   Exxon Mobil Corp.                                                                44,864
    41,500   Marathon Oil Corp.                                                                1,476
     9,300   Murphy Oil Corp.                                                                    606
   195,708   Occidental Petroleum Corp.                                                       15,389
                                                                                          ----------
                                                                                             100,352
                                                                                          ----------
             OIL & GAS DRILLING (0.1%)
     8,800   Helmerich & Payne, Inc.                                                             376
    23,900   Patterson-UTI Energy, Inc.                                                          464
    14,000   Rowan Companies, Inc. *                                                             461
    17,200   Unit Corp. *                                                                        675
                                                                                          ----------
                                                                                               1,976
                                                                                          ----------
             OIL & GAS EQUIPMENT & SERVICES (2.7%)
     1,542   Baker Hughes, Inc.                                                                   72
   261,835   Cameron International Corp. *                                                    11,455
   296,100   National-Oilwell Varco, Inc.                                                     15,918
     9,800   Oceaneering International, Inc. *                                                   606
    18,400   Oil States International, Inc. *                                                    941
    18,900   Superior Energy Services, Inc. *                                                    522
    19,000   Tidewater, Inc.                                                                     877
   428,500   Weatherford International Ltd. *                                                  7,203
                                                                                          ----------
                                                                                              37,594
                                                                                          ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.0%)
     1,700   Bill Barrett Corp. *                                                                 64
    45,300   Chesapeake Energy Corp.                                                             983
     7,600   Denbury Resources, Inc. *                                                           129
   171,700   Devon Energy Corp.                                                               11,164
    24,300   Pioneer Natural Resources Co.                                                     1,696
     8,200   Whiting Petroleum Corp. *                                                           824
                                                                                          ----------
                                                                                              14,860
                                                                                          ----------

================================================================================

3  | USAA Income Stock Fund

================================================================================

                                                                                              MARKET
 NUMBER                                                                                        VALUE
 OF SHARES   SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             OIL & GAS REFINING & MARKETING (0.4%)
    13,700   Frontier Oil Corp.                                                           $      182
    50,200   Sunoco, Inc.                                                                      1,881
    43,600   Tesoro Corp.                                                                        565
   173,900   Valero Energy Corp.                                                               3,121
                                                                                          ----------
                                                                                               5,749
                                                                                          ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.0%)
     9,800   Overseas Shipholding Group, Inc.                                                    328
                                                                                          ----------
             Total Energy                                                                    161,689
                                                                                          ----------

             FINANCIALS (17.4%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (3.3%)
   457,650   Ameriprise Financial, Inc.                                                       23,656
     4,760   BlackRock, Inc. "A"                                                                 814
   192,500   Franklin Resources, Inc.                                                         22,080
                                                                                          ----------
                                                                                              46,550
                                                                                          ----------
             CONSUMER FINANCE (1.3%)
   313,300   American Express Co.                                                             12,990
    60,000   Capital One Financial Corp.                                                       2,236
    86,800   Discover Financial Services                                                       1,532
    93,600   SLM Corp. *                                                                       1,114
     4,640   Student Loan Corp.                                                                  138
                                                                                          ----------
                                                                                              18,010
                                                                                          ----------
             DIVERSIFIED BANKS (0.1%)
    28,900   Comerica, Inc.                                                                    1,034
                                                                                          ----------
             INVESTMENT BANKING & BROKERAGE (0.6%)
    36,300   Morgan Stanley                                                                      903
    36,900   Raymond James Financial, Inc.                                                     1,041
   403,450   TD Ameritrade Holding Corp. *                                                     6,895
                                                                                          ----------
                                                                                               8,839
                                                                                          ----------
             LIFE & HEALTH INSURANCE (2.8%)
    19,100   Lincoln National Corp.                                                              467
   445,050   MetLife, Inc.                                                                    17,949
    15,600   Principal Financial Group, Inc.                                                     419
    27,400   Protective Life Corp.                                                               657
   316,100   Prudential Financial, Inc.                                                       16,620
    20,200   StanCorp Financial Group, Inc.                                                      867
    28,300   Torchmark Corp.                                                                   1,621
    47,200   Unum Group                                                                        1,058
                                                                                          ----------
                                                                                              39,658
                                                                                          ----------
             MULTI-LINE INSURANCE (0.3%)
    33,000   American Financial Group, Inc.                                                    1,009
     2,300   American National Insurance Co.                                                     180
    39,400   Assurant, Inc.                                                                    1,558
    11,900   Hartford Financial Services Group, Inc.                                             285
    33,800   HCC Insurance Holdings, Inc.                                                        895
    12,700   Unitrin, Inc.                                                                       309
                                                                                          ----------
                                                                                               4,236
                                                                                          ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   638,738   Bank of America Corp.                                                             7,307
                                                                                          ----------
             PROPERTY & CASUALTY INSURANCE (2.0%)
     6,000   ACE Ltd.                                                                            357
    17,600   Allied World Assurance Co. Holdings Ltd.                                          1,007
   134,800   Allstate Corp.                                                                    4,110
    27,500   Aspen Insurance Holdings Ltd.                                                       780
     2,500   AXIS Capital Holdings Ltd.                                                           85

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                              MARKET
 NUMBER                                                                                        VALUE
 OF SHARES   SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
    61,300   Chubb Corp.                                                                  $    3,557
     1,400   CNA Financial Corp. *                                                                39
     7,800   Fidelity National Financial, Inc. "A"                                               104
     8,400   Mercury General Corp.                                                               357
    22,000   Old Republic International Corp.                                                    290
    10,800   ProAssurance Corp. *                                                                621
    55,400   Progressive Corp.                                                                 1,172
   269,800   Travelers Companies, Inc.                                                        14,893
    12,500   W.R. Berkley Corp.                                                                  344
       910   White Mountains Insurance Group Ltd.                                                291
    39,200   XL Group plc                                                                        829
                                                                                          ----------
                                                                                              28,836
                                                                                          ----------
             REAL ESTATE OPERATING COMPANIES (0.0%)
    19,200   Forest City Enterprises, Inc. "A" *                                                 280
                                                                                          ----------
             REGIONAL BANKS (0.7%)
    50,600   Associated Banc Corp.                                                               641
    38,300   BB&T Corp.                                                                          897
     7,800   City National Corp.                                                                 402
     1,100   Cullen/Frost Bankers, Inc.                                                           58
    22,100   East West Bancorp, Inc.                                                             390
    54,600   Fulton Financial Corp.                                                              510
    11,000   International Bancshares Corp.                                                      188
     9,900   M&T Bank Corp.                                                                      740
    60,600   PNC Financial Services Group, Inc.                                                3,266
     6,700   SVB Financial Group *                                                               290
    44,800   TCF Financial Corp. (a)                                                             590
     6,800   Trustmark Corp.                                                                     150
    15,700   Umpqua Holdings Corp.                                                               173
    16,000   Valley National Bancorp                                                             213
    30,800   Webster Financial Corp.                                                             527
    16,500   Whitney Holding Corp.                                                               137
                                                                                          ----------
                                                                                               9,172
                                                                                          ----------
             REINSURANCE (1.3%)
    14,500   Arch Capital Group Ltd. *                                                         1,253
     3,200   Endurance Specialty Holdings Ltd.                                                   133
   153,200   Everest Re Group Ltd.                                                            12,912
    16,100   PartnerRe Ltd.                                                                    1,277
    20,500   Reinsurance Group of America, Inc. "A"                                            1,026
    16,600   RenaissanceRe Holdings Ltd.                                                       1,000
    19,200   Transatlantic Holdings, Inc.                                                      1,010
                                                                                          ----------
                                                                                              18,611
                                                                                          ----------
             REITs - DIVERSIFIED (0.2%)
    31,400   Vornado Realty Trust                                                              2,744
                                                                                          ----------
             REITs - INDUSTRIAL (0.1%)
    25,400   AMB Property Corp.                                                                  716
                                                                                          ----------
             REITs - MORTGAGE (0.0%)
    19,800   Annaly Capital Management, Inc.                                                     351
                                                                                          ----------
             REITs - OFFICE (0.3%)
     9,020   Alexandria Real Estate Equities, Inc.                                               663
    22,900   Boston Properties, Inc.                                                           1,974
    50,600   Brandywine Realty Trust                                                             605
    51,100   Douglas Emmett, Inc.                                                                917
    29,500   Duke Realty Corp.                                                                   368
     4,100   SL Green Realty Corp.                                                               269
                                                                                          ----------
                                                                                               4,796
                                                                                          ----------
             REITs - RESIDENTIAL (0.4%)
    15,780   AvalonBay Communities, Inc.                                                       1,678
    18,300   BRE Properties, Inc.                                                                786

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5  | USAA Income Stock Fund

================================================================================

                                                                                              MARKET
 NUMBER                                                                                        VALUE
 OF SHARES   SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
    49,800   Equity Residential Properties Trust                                          $    2,422
    35,700   UDR, Inc.                                                                           802
                                                                                          ----------
                                                                                               5,688
                                                                                          ----------
             REITs - RETAIL (0.3%)
    74,700   Kimco Realty Corp.                                                                1,287
     9,800   Macerich Co.                                                                        437
     7,700   Realty Income Corp.                                                                 264
     9,100   Regency Centers Corp.                                                               384
     2,600   Simon Property Group, Inc.                                                          250
    22,200   Taubman Centers, Inc.                                                             1,030
    31,500   Weingarten Realty Investors                                                         760
                                                                                          ----------
                                                                                               4,412
                                                                                          ----------
             REITs - SPECIALIZED (1.6%)
    37,500   Hospitality Properties Trust                                                        855
    65,400   Host Hotels & Resorts, Inc.                                                       1,039
     6,300   Plum Creek Timber Co., Inc.                                                         232
     2,400   Rayonier, Inc.                                                                      125
   376,800   Ventas, Inc.                                                                     20,182
                                                                                          ----------
                                                                                              22,433
                                                                                          ----------
             SPECIALIZED FINANCE (1.0%)
   460,300   NYSE Euronext                                                                    14,104
                                                                                          ----------
             THRIFTS & MORTGAGE FINANCE (0.6%)
    31,800   Astoria Financial Corp.                                                             395
   609,000   Hudson City Bancorp, Inc.                                                         7,095
    59,700   New York Community Bancorp, Inc.                                                  1,011
     6,900   Northwest Bancshares, Inc.                                                           78
    10,500   TFS Financial Corp.                                                                  92
    19,200   Washington Federal, Inc.                                                            288
                                                                                          ----------
                                                                                               8,959
                                                                                          ----------
             Total Financials                                                                246,736
                                                                                          ----------

             HEALTH CARE (17.5%)
             -------------------
             BIOTECHNOLOGY (1.0%)
   160,300   Amgen, Inc. *                                                                     9,167
    65,200   Biogen Idec, Inc. *                                                               4,089
     9,600   Cephalon, Inc. *                                                                    638
                                                                                          ----------
                                                                                              13,894
                                                                                          ----------
             HEALTH CARE DISTRIBUTORS (0.7%)
     4,700   AmerisourceBergen Corp.                                                             154
   141,300   Cardinal Health, Inc.                                                             4,902
    76,600   McKesson Corp.                                                                    5,054
                                                                                          ----------
                                                                                              10,110
                                                                                          ----------
             HEALTH CARE EQUIPMENT (0.6%)
   138,900   Medtronic, Inc.                                                                   4,891
    85,400   Zimmer Holdings, Inc. *                                                           4,051
                                                                                          ----------
                                                                                               8,942
                                                                                          ----------
             HEALTH CARE FACILITIES (0.0%)
     2,400   LifePoint Hospitals, Inc. *                                                          81
                                                                                          ----------
             HEALTH CARE SERVICES (2.7%)
   296,450   DaVita, Inc. *                                                                   21,270
   201,000   Laboratory Corp. of America Holdings *                                           16,346
                                                                                          ----------
                                                                                              37,616
                                                                                          ----------
             HEALTH CARE SUPPLIES (0.0%)
     1,800   Cooper Companies, Inc.                                                               89
                                                                                          ----------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                              MARKET
 NUMBER                                                                                        VALUE
 OF SHARES   SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             LIFE SCIENCES TOOLS & SERVICES (1.4%)
   372,400   Thermo Fisher Scientific, Inc. *                                             $   19,149
                                                                                          ----------
             MANAGED HEALTH CARE (4.6%)
   545,250   Aetna, Inc.                                                                      16,281
    55,800   CIGNA Corp.                                                                       1,964
    19,600   Coventry Health Care, Inc. *                                                        459
    34,500   Health Net, Inc. *                                                                  928
    51,700   Humana, Inc. *                                                                    3,013
   932,545   UnitedHealth Group, Inc.                                                         33,618
   176,369   WellPoint, Inc. *                                                                 9,584
                                                                                          ----------
                                                                                              65,847
                                                                                          ----------
             PHARMACEUTICALS (6.5%)
   385,900   Abbott Laboratories                                                              19,804
   139,900   Bristol-Myers Squibb Co.                                                          3,763
   237,300   Eli Lilly and Co.                                                                 8,353
    37,900   Endo Pharmaceuticals Holdings, Inc. *                                             1,393
   152,500   Forest Laboratories, Inc. *                                                       5,040
   224,700   Johnson & Johnson                                                                14,307
    49,100   King Pharmaceuticals, Inc. *                                                        694
   246,000   Merck & Co., Inc.                                                                 8,925
 1,749,502   Pfizer, Inc.                                                                     30,441
                                                                                          ----------
                                                                                              92,720
                                                                                          ----------
             Total Health Care                                                               248,448
                                                                                          ----------

             INDUSTRIALS (9.1%)
             -----------------
             AEROSPACE & DEFENSE (3.6%)
    12,300   BE Aerospace, Inc. *                                                                452
   307,500   Boeing Co.                                                                       21,722
     1,700   Esterline Technologies Corp. *                                                      103
   115,500   General Dynamics Corp.                                                            7,868
    15,400   ITT Corp.                                                                           727
    35,900   L-3 Communications Holdings, Inc.                                                 2,592
    43,900   Northrop Grumman Corp.                                                            2,775
    19,000   Raytheon Co.                                                                        875
   201,000   Rockwell Collins, Inc.                                                           12,162
       800   Triumph Group, Inc.                                                                  67
    27,300   United Technologies Corp.                                                         2,041
                                                                                          ----------
                                                                                              51,384
                                                                                          ----------
             AIR FREIGHT & LOGISTICS (0.0%)
     1,300   Atlas Air Worldwide Holdings, Inc. *                                                 68
     5,200   FedEx Corp.                                                                         456
                                                                                          ----------
                                                                                                 524
                                                                                          ----------
             AIRLINES (0.1%)
     1,100   Alaska Air Group, Inc. *                                                             58
    99,000   Southwest Airlines Co.                                                            1,362
                                                                                          ----------
                                                                                               1,420
                                                                                          ----------
             BUILDING PRODUCTS (0.0%)
     1,400   Armstrong World Industries, Inc. *                                                   59
                                                                                          ----------
             COMMERCIAL PRINTING (0.1%)
    84,500   R.R. Donnelley & Sons Co.                                                         1,559
                                                                                          ----------
             CONSTRUCTION & ENGINEERING (0.0%)
     6,200   EMCOR Group, Inc. *                                                                 160
     2,400   KBR, Inc.                                                                            61
     6,200   Quanta Services, Inc. *                                                             122
                                                                                          ----------
                                                                                                 343
                                                                                          ----------

================================================================================

7  | USAA Income Stock Fund

================================================================================

                                                                                              MARKET
 NUMBER                                                                                        VALUE
 OF SHARES   SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    23,800   Trinity Industries, Inc. (a)                                                 $      541
                                                                                          ----------
             ENVIRONMENTAL & FACILITIES SERVICES (1.3%)
   521,650   Waste Management, Inc.                                                           18,633
                                                                                          ----------
             INDUSTRIAL CONGLOMERATES (1.1%)
    24,400   3M Co.                                                                            2,055
   802,400   General Electric Co.                                                             12,855
                                                                                          ----------
                                                                                              14,910
                                                                                          ----------
             INDUSTRIAL MACHINERY (2.2%)
     1,700   Crane Co.                                                                            65
   391,300   Danaher Corp.                                                                    16,967
    12,400   Eaton Corp.                                                                       1,101
   310,650   Ingersoll-Rand plc                                                               12,212
     3,800   Parker-Hannifin Corp.                                                               291
     4,200   Snap-On, Inc.                                                                       214
                                                                                          ----------
                                                                                              30,850
                                                                                          ----------
             MARINE (0.0%)
     5,200   Teekay Corp.                                                                        165
                                                                                          ----------
             RAILROADS (0.6%)
    46,100   CSX Corp.                                                                         2,833
    50,500   Norfolk Southern Corp.                                                            3,105
    19,700   Union Pacific Corp.                                                               1,728
                                                                                          ----------
                                                                                               7,666
                                                                                          ----------
             SECURITY & ALARM SERVICES (0.0%)
     3,900   Corrections Corp. of America *                                                      100
                                                                                          ----------
             Total Industrials                                                               128,154
                                                                                          ----------

             INFORMATION TECHNOLOGY (19.5%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.5%)
   176,100   Cisco Systems, Inc. *                                                             4,020
    53,000   QUALCOMM, Inc.                                                                    2,392
    32,300   Tellabs, Inc.                                                                       220
                                                                                          ----------
                                                                                               6,632
                                                                                          ----------
             COMPUTER HARDWARE (3.5%)
   114,560   Apple, Inc. *                                                                    34,468
   858,850   Dell, Inc. *                                                                     12,350
    53,200   Hewlett-Packard Co.                                                               2,237
                                                                                          ----------
                                                                                              49,055
                                                                                          ----------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
    40,700   Lexmark International, Inc. "A" *                                                 1,548
    67,900   Western Digital Corp. *                                                           2,174
                                                                                          ----------
                                                                                               3,722
                                                                                          ----------
             DATA PROCESSING & OUTSOURCED SERVICES (2.7%)
   431,019   Fidelity National Information Services, Inc.                                     11,681
   206,996   Fiserv, Inc. *                                                                   11,285
   190,300   Visa, Inc. "A"                                                                   14,876
                                                                                          ----------
                                                                                              37,842
                                                                                          ----------
             ELECTRONIC COMPONENTS (1.0%)
   816,950   Corning, Inc.                                                                    14,934
                                                                                          ----------
             HOME ENTERTAINMENT SOFTWARE (0.6%)
   537,200   Electronic Arts, Inc. *                                                           8,515
                                                                                          ----------
             INTERNET SOFTWARE & SERVICES (2.5%)
   217,800   eBay, Inc. *                                                                      6,492

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                              MARKET
 NUMBER                                                                                        VALUE
 OF SHARES   SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
    29,560   Google, Inc. "A" *                                                           $   18,120
   686,850   Yahoo!, Inc. *                                                                   11,340
                                                                                          ----------
                                                                                              35,952
                                                                                          ----------
             IT CONSULTING & OTHER SERVICES (0.0%)
     4,110   International Business Machines Corp.                                               590
                                                                                          ----------
             OFFICE ELECTRONICS (0.2%)
   202,200   Xerox Corp.                                                                       2,366
                                                                                          ----------
             SEMICONDUCTOR EQUIPMENT (0.4%)
   455,900   MEMC Electronic Materials, Inc. *                                                 5,845
                                                                                          ----------
             SEMICONDUCTORS (1.2%)
   598,000   Texas Instruments, Inc.                                                          17,683
                                                                                          ----------
             SYSTEMS SOFTWARE (6.4%)
 1,876,650   Microsoft Corp.                                                                  49,994
 1,381,800   Oracle Corp.                                                                     40,625
                                                                                          ----------
                                                                                              90,619
                                                                                          ----------
             TECHNOLOGY DISTRIBUTORS (0.2%)
    10,900   Avnet, Inc. *                                                                       325
    62,200   Ingram Micro, Inc. "A" *                                                          1,098
    27,000   Tech Data Corp. *                                                                 1,161
                                                                                          ----------
                                                                                               2,584
                                                                                          ----------
             Total Information Technology                                                    276,339
                                                                                          ----------

             MATERIALS (3.9%)
             ----------------
             ALUMINUM (0.1%)
    62,800   Alcoa, Inc.                                                                         825
                                                                                          ----------
             DIVERSIFIED CHEMICALS (1.6%)
     9,300   Ashland, Inc.                                                                       480
    17,600   Cabot Corp.                                                                         599
   129,500   Dow Chemical Co.                                                                  3,993
   347,850   E.I. du Pont de Nemours & Co.                                                    16,446
     5,500   Eastman Chemical Co.                                                                432
    63,400   Huntsman Corp.                                                                      878
                                                                                          ----------
                                                                                              22,828
                                                                                          ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    91,500   Mosaic Co.                                                                        6,694
                                                                                          ----------
             INDUSTRIAL GASES (1.5%)
   246,700   Praxair, Inc.                                                                    22,534
                                                                                          ----------
             PAPER PACKAGING (0.0%)
     6,600   Packaging Corp. of America                                                          161
     4,200   Sonoco Products Co.                                                                 141
                                                                                          ----------
                                                                                                 302
                                                                                          ----------
             PAPER PRODUCTS (0.1%)
    36,900   MeadWestvaco Corp.                                                                  949
                                                                                          ----------
             SPECIALTY CHEMICALS (0.1%)
    18,200   Cytec Industries, Inc.                                                              901
                                                                                          ----------
             STEEL (0.1%)
    36,800   Commercial Metals Co.                                                               511
     8,400   Reliance Steel & Aluminum Co.                                                       351
                                                                                          ----------
                                                                                                 862
                                                                                          ----------
             Total Materials                                                                  55,895
                                                                                          ----------

================================================================================

9  | USAA Income Stock Fund

================================================================================

                                                                                              MARKET
 NUMBER                                                                                        VALUE
 OF SHARES   SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (2.0%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.0%)
   449,495   AT&T, Inc.                                                                   $   12,810
 1,364,193   Qwest Communications International, Inc.                                          9,004
   182,788   Verizon Communications, Inc.                                                      5,935
                                                                                          ----------
                                                                                              27,749
                                                                                          ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)
    13,600   Telephone & Data Systems, Inc.                                                      474
     4,700   U.S. Cellular Corp. *                                                               218
                                                                                          ----------
                                                                                                 692
                                                                                          ----------
             Total Telecommunication Services                                                 28,441
                                                                                          ----------

             UTILITIES (3.2%)
             ---------------
             ELECTRIC UTILITIES (0.7%)
    10,900   American Electric Power Co., Inc.                                                   408
    82,850   Entergy Corp.                                                                     6,175
    33,200   Exelon Corp.                                                                      1,355
     9,600   Hawaiian Electric Industries, Inc.                                                  216
     3,200   IdaCorp, Inc.                                                                       118
     2,900   NextEra Energy, Inc.                                                                160
     6,000   Northeast Utilities                                                                 188
    15,100   Pepco Holdings, Inc.                                                                291
     1,300   Progress Energy, Inc.                                                                58
    17,100   Southern Co.                                                                        648
     2,500   Weststar Energy, Inc.                                                                63
                                                                                          ----------
                                                                                               9,680
                                                                                          ----------
             GAS UTILITIES (0.1%)
    12,000   Energen Corp.                                                                       536
    12,900   ONEOK, Inc.                                                                         643
    18,300   Questar Corp.                                                                       310
     2,100   UGI Corp.                                                                            63
                                                                                          ----------
                                                                                               1,552
                                                                                          ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     9,300   Constellation Energy Group, Inc.                                                    281
    55,500   Mirant Corp. *                                                                      589
                                                                                          ----------
                                                                                                 870
                                                                                          ----------
             MULTI-UTILITIES (2.3%)
    10,300   Alliant Energy Corp.                                                                376
    21,700   Ameren Corp.                                                                        629
     1,200   Consolidated Edison, Inc.                                                            60
    32,000   Dominion Resources, Inc.                                                          1,391
    28,700   DTE Energy Co.                                                                    1,342
    10,300   Integrys Energy Group, Inc.                                                         548
   259,450   NSTAR                                                                            10,821
     1,800   Public Service Enterprise Group, Inc.                                                58
   295,000   Wisconsin Energy Corp.                                                           17,564
     2,600   Xcel Energy, Inc.                                                                    62
                                                                                          ----------
                                                                                              32,851
                                                                                          ----------
             WATER UTILITIES (0.0%)
     3,100   Aqua America, Inc.                                                                   67
                                                                                          ----------
             Total Utilities                                                                  45,020
                                                                                          ----------
             Total Common Stocks (cost: $1,228,172)                                        1,371,646
                                                                                          ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                              MARKET
 NUMBER                                                                                        VALUE
 OF SHARES   SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (3.1%)

             MONEY MARKET FUNDS (3.1%)
43,877,484   State Street Institutional Liquid Reserve Fund, 0.22%(b) (cost: $43,877)     $   43,877
                                                                                          ----------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (0.3%)

             MONEY MARKET FUNDS (0.0%)
     8,527   AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.20%(b)                       9
   185,551   Blackrock Liquidity Institutional TempFund, 0.21%(b)                                185
   286,771   Fidelity Institutional Money Market Portfolio, 0.23%(b)                             287
                                                                                          ----------
             Total Money Market Funds                                                            481
                                                                                          ----------

PRINCIPAL
AMOUNT
(000)
----------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (0.3%)
$    2,450   Credit Suisse First Boston, LLC, 0.22%, acquired on 10/29/2010 and due
                11/01/2010 at $2,450 (collateralized by $2,295 of Fannie Mae(d),
                4.88%, due 5/18/2012; market value $2,504)                                     2,450
     1,289   Deutsche Bank Securities, Inc., 0.21%, acquired on 10/29/2010 and due
                11/01/2010 at $1,289 (collateralized by $2,181 of U.S. Treasury,
                3.54%(c),due 11/15/2024; market value $1,315)                                  1,289
                                                                                          ----------
             Total Repurchase Agreements                                                       3,739
                                                                                          ----------
             Total Short-term Investments Purchased With Cash Collateral From
             Securities Loaned (cost: $4,220)                                                  4,220
                                                                                          ----------

             TOTAL INVESTMENTS (COST: $1,276,269)                                         $1,419,743
                                                                                          ==========

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                          (LEVEL 1)
                                        QUOTED PRICES      (LEVEL 2)
                                          IN ACTIVE          OTHER          (LEVEL 3)
                                           MARKETS        SIGNIFICANT      SIGNIFICANT
                                        FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                      ASSETS           INPUTS          INPUTS               TOTAL
-------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                         $   1,371,646     $        --     $         --     $  1,371,646
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                           43,877              --               --           43,877
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                              481              --               --              481
  REPURCHASE AGREEMENTS                            --           3,739               --            3,739
-------------------------------------------------------------------------------------------------------
Total                                   $   1,416,004     $     3,739     $         --     $  1,419,743
-------------------------------------------------------------------------------------------------------

For the period ended October 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

11  | USAA Income Stock Fund

================================================================================

NOTES TO PORTFOLIO  OF INVESTMENTS

October 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Income Stock Fund Shares and Income Stock Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the

================================================================================

12  | USAA Income Stock Fund

================================================================================

Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

================================================================================

13  | USAA Income Stock Fund

================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short- term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of October 31, 2010, was approximately $3,910,000.

E. As of October 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2010, were $173,951,000 and $30,477,000 respectively, resulting in net unrealized appreciation of $143,474,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,416,400,000 at October 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT        Real estate investment trust

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

SPECIFIC NOTES

(a)  The security or a portion thereof was out on loan as of October 31, 2010.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2010.
(c) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury,the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency,instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*    Non-income-producing security. As of October 31, 2010, 81.9% of the
     Fund's net assets were invested in dividend-paying stocks.

================================================================================

15  | USAA Income Stock Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/23/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/28/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/28/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.